Basis of Preparation and Consolidation	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Preparation and Consolidation
Basis of Preparation and Consolidation
Unless the context otherwise indicates, references herein to the "Company" include XL Group plc, an Irish public limited company ("XL-Ireland"), and its consolidated subsidiaries.
These unaudited consolidated financial statements include the accounts of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and disclosures required by GAAP for complete financial statements. In addition, the year-end balance sheet data was derived from audited financial statements but do not include all disclosures required by GAAP. In the opinion of management, these unaudited financial statements reflect all adjustments considered necessary for a fair statement of financial position and results of operations at the end of and for the periods presented. The results of operations for any interim period are not necessarily indicative of the results for a full year. All inter-company accounts and transactions have been eliminated. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure about contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from these estimates. For further information, see Item 8, Note 2(a), "Significant Accounting Policies - Basis of Preparation and Consolidation," to the Consolidated Financial Statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015.
On February 29, 2016, the Company announced a proposal to change the parent holding company's place of incorporation to Bermuda from Ireland. To effect the redomestication, XL Group Ltd, a wholly-owned subsidiary of XL-Ireland and a Bermuda exempted company ("XL-Bermuda"), would replace XL-Ireland as the ultimate holding company of the XL group of companies, and XL-Ireland's ordinary shareholders would receive one common share of XL-Bermuda in exchange for each ordinary share of XL-Ireland held by them. The Company expects to submit the proposal for redomestication, along with related proposals, to its shareholders in the next several months and complete the transaction in the third quarter of 2016. The proposed redomestication will be subject to approval by the Company's ordinary shareholders and sanctioning by the High Court of Ireland. In addition, the proposed redomestication could be abandoned by the Company prior to its completion for any reason, including if any necessary regulatory approvals are not obtained. XL-Bermuda will continue to be registered with the U.S. Securities and Exchange Commission (the "SEC") and be subject to SEC reporting requirements applicable to domestic registrants. Further, if approved, XL-Bermuda will be subject to the applicable corporate governance rules of the New York Stock Exchange ("NYSE"), and will report its financial results in U.S. dollars and under U.S. generally accepted accounting principles, in addition to any reporting requirements under Bermuda law. XL-Bermuda's shares will continue to trade on the NYSE under the ticker symbol "XL". The Company does not expect the redomestication to have a material impact on the Company's financial condition, results of operations, including its global effective tax rate, or cash flows. If, and only if, the proposed redomestication is consummated, XL-Ireland will be liquidated and following the effectiveness of such liquidation, XL-Ireland's direct, wholly-owned subsidiary XLIT Ltd ("XL-Cayman"). will become a direct, wholly-owned subsidiary of XL-Bermuda. If the proposed redomestication is consummated the liquidation of XL-Ireland is expected to occur at the end of 2016 or beginning of 2017.
On May 1, 2015, the Company completed its acquisition of Catlin Group Limited and its consolidated subsidiaries ("Catlin"). Catlin, through its wholly-owned subsidiaries, provided property, casualty and specialty insurance and reinsurance coverage on a worldwide basis. The Company's consolidated results of operations include those of Catlin from May 1, 2015. For further information, see Item 8, Note 3(c), "Acquisitions and Disposals - Catlin Acquisition," to the Consolidated Financial Statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015.
In May 2014, the Company ceded the majority of its life reinsurance business to GreyCastle Life Reinsurance ("GCLR") via 100% quota share reinsurance (the "GreyCastle Life Retro Arrangements"). Under the terms of the transaction, the Company continues to own, on a funds withheld basis, assets supporting the GreyCastle Life Retro Arrangements consisting of cash, fixed maturity securities and accrued interest (the "Life Funds Withheld Assets"). The Life Funds Withheld Assets are managed pursuant to agreed investment guidelines that meet the contractual commitments of the XL ceding companies and applicable laws and regulations. All of the investment results associated with the Life Funds Withheld Assets ultimately accrue to GCLR. Because the Company no longer shares in the risks and rewards of the underlying performance of the supporting invested assets, disclosures within the financial statement notes included herein separate the Life Funds Withheld Assets from the rest of the Company's investments. For further information, see Item 8, Note 3(e), "Acquisitions and Disposals - Sale of Life Reinsurance Subsidiary," to the Consolidated Financial Statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015.
To facilitate period-to-period comparisons, certain reclassifications have been made to prior period consolidated financial statement amounts to conform to current period presentation.

General
XL Group plc, an Irish public limited company ("XL-Ireland"), through its operating subsidiaries (collectively, the "Company"), is a leading provider of insurance and reinsurance coverages to industrial, commercial and professional firms, insurance companies and other enterprises on a worldwide basis. Unless the context otherwise indicates, references herein to the "Company" are to, and these financial statements include the accounts of, XL-Ireland and its consolidated subsidiaries. The Company and its various subsidiaries operate globally in 29 countries, through the Company's two business segments: Insurance and Reinsurance. These segments are further discussed in Note 5, "Segment Information."
On May 1, 2015, the Company completed its acquisition (the "Catlin Acquisition") of Catlin Group Limited and its consolidated subsidiaries ("Catlin"). Catlin, through its wholly-owned subsidiaries, provided property, casualty and specialty insurance and reinsurance coverage on a worldwide basis. The Company's consolidated results of operations include those of Catlin from May 1, 2015. See Note 3(c), "Acquisitions and Disposals - Catlin Acquisition," for additional information with respect to the acquisition of Catlin.
On July 1, 2010, XL-Ireland and XLIT Ltd. (formerly XL Capital Ltd.), a Cayman Islands exempted company ("XL-Cayman") completed a redomestication transaction in which all of the ordinary shares of XL-Cayman were exchanged for all of the ordinary shares of XL-Ireland (the "Redomestication"). As a result, XL-Cayman became a wholly owned subsidiary of XL-Ireland. On July 23, 2010, the Irish High Court approved XL-Ireland’s creation of distributable reserves, subject to the completion of certain formalities under Irish Company law. These formalities were completed in early August 2010.